Revenues - Additional Information (Details)	6 Months Ended
	Jun. 30, 2025 USD ($) Vessel	Jun. 30, 2024 USD ($)	Dec. 31, 2024 USD ($)
Disaggregation of Revenue [Line Items]
Number of vessel employed under time charter agreement | Vessel	1
Remaining tenor under time charter agreement	4 years 8 months 12 days
Revenues	$ 15,151,822	$ 16,443,808
Revenue, Remaining Performance Obligation, Amount	193,695		$ 0
Voyage Charter Revenues [Member]
Disaggregation of Revenue [Line Items]
Revenues	261,565	$ 0
Receivables net current	$ 2,743,646		$ 0